Shareholder Fees	Feb. 01, 2021
First Trust Rising Dividend Achievers ETF | First Trust Rising Dividend Achievers ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none